June 1, 2021
VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-0504

Re: Guggenheim Active Allocation Fund
Ladies and Gentlemen:
Enclosed for filing on behalf of Guggenheim Active Allocation Fund (the “Fund”), a newly organized closed-end management investment company, is the Fund’s initial registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 (“1940 Act”) on Form N-2 (“Registration Statement”). The Fund also has separately filed a Notification of Registration under the 1940 Act on Form N-8A today.

Certain items required to be contained in the Registration Statement, including certain exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

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Please call Julien Bourgeois at Dechert LLP at 202.261.3451 or Allison Fumai at Dechert LLP at 212.698.3526 with any questions or comments regarding this filing or if they may assist you in any way.

Very truly yours,

 /s/ Amy J. Lee
Amy J. Lee
Vice President and Chief Legal Officer
Guggenheim Active Allocation Fund